Mezzanine equity	12 Months Ended
Dec. 31, 2022
Mezzanine equity
Mezzanine equity

24.  Mezzanine equity

In 2018, a subsidiary of the Group issued 500,000,000 shares of redeemable convertible preferred shares for cash consideration of US$50,000 to certain third-party investors. The Group classifies the redeemable convertible preferred shares as mezzanine equity and records accretion of redemption value in accordance with ASC 480-10. The Group used the interest method for the changes of redemption value over the period from the date of issuance to the earliest redemption date of the non-controlling interests. Accretion of redeemable convertible preferred shares to redemption value of US$5,000, US$5,000 and US$5,000 was recognized for the years ended December 31, 2020, 2021 and 2022.